Deferred Tax Assets and Liabilities - Recognized Deferred Tax Assets and Liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	₺ 4,592,629	₺ 4,152,803
Offsetting	(2,934,339)	(1,846,236)
Net deferred tax assets	1,658,290	2,306,567
Deferred tax liabilities	(8,390,990)	(9,618,167)
Offsetting	2,934,339	1,846,236
Net deferred tax liabilities	(5,456,651)	(7,771,931)
Net deferred tax asset/(liabilities)	(3,798,361)	(5,465,364)	₺ (6,161,065)
Property, plant & equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	656,127	742,489
Deferred tax liabilities	(7,594,619)	(8,499,580)
Net deferred tax asset/(liabilities)	(6,938,492)	(7,757,091)
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	30,228	10,157
Deferred tax liabilities	(547,459)	(859,238)
Net deferred tax asset/(liabilities)	(517,231)	(849,081)
Reserve for employee termination benefits and provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	455,742	387,096
Deferred tax liabilities	(7,746)	(31,666)
Net deferred tax asset/(liabilities)	447,996	355,430
Trade and other payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	43,771	74,097
Deferred tax liabilities	(79,224)	(2,305)
Net deferred tax asset/(liabilities)	(35,453)	71,792
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,313,498	1,898,763
Net deferred tax asset/(liabilities)	2,313,498	1,898,763
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	96,978	101,671
Deferred tax liabilities	(661)	(2,967)
Net deferred tax asset/(liabilities)	96,317	98,704
Other assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	996,285	938,530
Deferred tax liabilities	(161,281)	(222,411)
Net deferred tax asset/(liabilities)	₺ 835,004	₺ 716,119